Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets
Summary of core deposit intangible assets
	2013			2012
	Gross			Gross
	Carrying	Accumulated	Net	Carrying	Accumulated	Net
(in thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Core deposit intangible	$4,795	$(4,795)	$—	$4,795	$(4,660)	$135

Schedule of changes in the net carrying amount of core deposit intangible assets
(in thousands)	2013	2012	2011
Balance at beginning of year	$135	$543	$978
Additions	0	0	0
Amortization	(135)	(408)	(435)
Balance at end of year	$0	$135	$543

Schedule of changes in mortgage servicing rights (MSRs)

(in thousands)	2013	2012	2011
Balance at beginning of year	$2,549	$2,308	$2,356
Re-measurement to fair value upon election to measure servicing rights at fair value	0	742	0
Originated mortgage servicing rights	512	830	760
Changes in fair value:
Due to change in model inputs and assumptions (1)	723	241	0
Other changes in fair value (2)	(748)	(1,572)	0
Amortization	0	0	(808)
Balance at end of year	$3,036	$2,549	$2,308

(1)         The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.

(2)         Other changes in fair value reflect changes due to customer payments and passage of time. This also includes a one time adjustment of a $538,000 correction of an immaterial prior period error due to changing from the straight-line amortization method to an accelerated amortization method of accounting for amortizing MSRs in prior years. If the aforementioned was corrected as of December 31, 2011, the balance at the beginning of the period would have been $1.8 million.

Schedule of key data and assumptions used in estimating the fair value of the Company's mortgage servicing rights

	2013	2012
Weighted-Average Constant Prepayment Rate	9.48%	18.60%
Weighted-Average Note Rate	4.01%	4.22%
Weighted-Average Discount Rate	9.06%	7.99%
Weighted-Average Expected Life (in years)	6.10	3.90